                        SUPPLEMENT TO THE PROSPECTUS AND
                      STATEMENT OF ADDITIONAL INFORMATION

                        CREDIT SUISSE INSTITUTIONAL FUND
                         INTERNATIONAL FOCUS PORTFOLIO

The following information supersedes certain information in the portfolio's Prospectus and Statement of Additional Information.

Effective November 1, 2001, the portfolio changed its performance benchmark to the Morgan Stanley Capital International All Country World Free Excluding the U.S. Index. The portfolio's previous performance benchmark, the Morgan Stanley Capital International All Country World Excluding the U.S. Index, ceased being compiled on October 31, 2001. The following information replaces similar information found on page 9 of the prospectus:

                          AVERAGE ANNUAL TOTAL RETURNS

                                  ONE YEAR   FIVE YEARS   10 YEARS     LIFE OF       INCEPTION
PERIOD ENDED 12/31/01:              2001     1997-2001    1992-2001   PORTFOLIO        DATE
INTERNATIONAL FOCUS PORTFOLIO      -19.91%      -0.24%        N/A        6.90%         9/1/92
---------------------------------------------------------------------------------------
MSCI ALL COUNTRY WORLD EXCLUDING
 THE U.S. INDEX(1)                 -23.99%(2)    -0.26%(2)     N/A       5.10%(2,4)
---------------------------------------------------------------------------------------
MSCI ALL COUNTRY WORLD FREE
 EXCLUDING U.S. INDEX(3)           -19.50%       0.89%        N/A        5.68%(4)


(1) The Morgan Stanley Capital International All Country World Excluding the U.S. Index is an unmanaged market-capitalization weighted index (with no defined investment objective) of companies listed on stock exchanges outside of the U.S.

(2) Performance shown for periods ended October 31, 2000, the last day that performance of the index was compiled.

(3) The Morgan Stanley Capital International All Country World Free Excluding the U.S. Index is a market capitalization-weighted index of companies listed on stock exchanges outside the U.S. The index is "free" because it only reflects actual investable opportunities for global investors by taking into account local market restrictions on share ownership by foreigners.

(4) Performance since August 31, 1992.

Dated:  February 7, 2002                                           CSINI-16-0202